Supplemental Cash Flow Information - Schedule of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands		Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash		$ 811,236		$ 467,090
Short-term investments	[1]	2,589		15,515
Cash and cash equivalents		$ 813,825	$ 509,798	$ 482,605	$ 552,064

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.